Income taxes - Income tax rates (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Hong Kong
Income Tax Disclosure [Line Items]
Income tax rate	16.50%
Hong Kong | Tax rate for first first HKD2 million of assessable profits
Income Tax Disclosure [Line Items]
Income tax rate	8.25%
Hong Kong | Tax rate for profit after first HKD2 million
Income Tax Disclosure [Line Items]
Income tax rate	16.50%
Mainland China
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Mainland China | Tax rate for pilot free trade zone
Income Tax Disclosure [Line Items]
Income tax rate	15.00%
United States
Income Tax Disclosure [Line Items]
Income tax rate	21.00%
State income tax rate	8.84%
United States | Minimum.
Income Tax Disclosure [Line Items]
State income tax rate	6.25%
United States | Maximum.
Income Tax Disclosure [Line Items]
State income tax rate	11.50%
Indonesia
Income Tax Disclosure [Line Items]
Income tax rate	22.00%	22.00%	25.00%
India
Income Tax Disclosure [Line Items]
Income tax rate	26.00%
Canada | Minimum.
Income Tax Disclosure [Line Items]
Income tax rate	23.00%
Canada | Maximum.
Income Tax Disclosure [Line Items]
Income tax rate	31.00%
Singapore
Income Tax Disclosure [Line Items]
Income tax rate	17.00%